Investments in Associates - Schedule of Summarized Financial Information for the Soto Norte Project (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 28, 2024	Apr. 12, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Net (loss) income of associate			$ 23,291	$ 11,419
Comprehensive earnings (loss)			(65,980)	123,380
Company’s share of the loss from the associate			(2,884)	59
Soto Norte
Disclosure of associates [line items]
Project expenses			(13,022)	(10,173)
Net (loss) income of associate			(14,054)	13,251
Comprehensive earnings (loss)			(14,054)	13,251
Company’s share of the loss from the associate			(2,811)	2,650
Company’s equity share of the comprehensive (loss) income of associate			$ (2,811)	$ 2,650
Percentage of ownership	51.00%	20.00%	0.00%	20.00%